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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor,

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Baron Asset Fund

ITEM 1. SCHEDULE OF INVESTMENTS

 DECEMBER 31, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.47%)
Consumer Discretionary (18.47%)
	Advertising (0.98%)
1,775,000	Lamar Advertising Co., Cl A1	$94,240,997	$22,294,000

	Apparel, Accessories & Luxury Goods (2.50%)
1,250,000	Polo Ralph Lauren Corp., Cl A	34,362,402	56,762,500

	Automotive Retail (0.17%)
500,000	CarMax, Inc.[1]	5,701,415	3,940,000

	Casinos & Gaming (3.97%)
1,500,000	Scientific Games Corp., Cl A1	45,507,788	26,310,000
125,000	Wynn Resorts, Ltd.[1]	3,322,116	5,282,500
1,459,408	Wynn Resorts, Ltd.[1,3]	14,075,998	58,590,853

		62,905,902	90,183,353

	Education Services (3.66%)
1,450,000	DeVry, Inc.	15,229,239	83,244,500

	Hotels, Resorts & Cruise Lines (1.13%)
850,000	Choice Hotels Intl., Inc.[4]	4,185,563	25,551,000

	Leisure Facilities (3.51%)
3,000,000	Vail Resorts, Inc.[1,5]	61,273,805	79,800,000

	Restaurants (0.27%)
600,000	Cheesecake Factory, Inc.[1]	12,326,964	6,060,000

	Specialty Stores (2.28%)
1,250,000	Dick’s Sporting Goods, Inc.[1]	35,113,986	17,637,500
1,450,000	Tiffany & Co.	49,118,118	34,263,500

		84,232,104	51,901,000

Total Consumer Discretionary		374,458,391	419,736,353

Energy (7.99%)
	Oil & Gas Drilling (1.10%)
1,100,000	Helmerich & Payne, Inc.	34,960,078	25,025,000

	Oil & Gas Equipment & Services (2.04%)
220,000	Core Laboratories N.V.[2]	30,622,516	13,169,200
500,000	SEACOR Holdings, Inc.[1]	14,322,278	33,325,000

		44,944,794	46,494,200

	Oil & Gas Exploration & Production (3.53%)
125,000	Ultra Petroleum Corp.[1]	3,009,908	4,313,750
2,150,000	XTO Energy, Inc.	11,021,188	75,830,500

		14,031,096	80,144,250

	Oil & Gas Storage & Transportation (1.32%)
2,300,000	Southern Union Co.	30,218,480	29,992,000

Total Energy		124,154,448	181,655,450

Financials (19.70%)
	Asset Management & Custody Banks (3.26%)
2,089,799	Eaton Vance Corp.	54,642,489	43,906,677
850,000	T. Rowe Price Group, Inc.	23,450,029	30,124,000

		78,092,518	74,030,677

	Insurance Brokers (1.70%)
1,850,000	Brown & Brown, Inc.	41,878,902	38,665,000

	Investment Banking & Brokerage (5.03%)
7,075,000	Charles Schwab Corp.	15,365,116	114,402,750

	Office REIT’s (2.56%)
228,000	Alexander’s, Inc.[1]	13,943,942	58,117,200

	Real Estate Services (0.76%)
3,975,000	CB Richard Ellis Group, Inc., Cl A1	61,995,665	17,172,000

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Reinsurance (3.31%)
1,075,000	Arch Capital Group, Ltd.[1,2]	$38,768,177	$75,357,500

	Specialized Finance (3.08%)
222,000	CME Group, Inc., Cl A	15,965,366	46,200,420
10,000	IntercontinentalExchange, Inc.[1]	722,325	824,400
1,300,000	MSCI, Inc., Cl A1	39,123,416	23,088,000

		55,811,107	70,112,820

Total Financials		305,855,427	447,857,947

Health Care (11.15%)
	Health Care Distributors (1.33%)
825,000	Henry Schein, Inc.[1]	24,134,881	30,269,250

	Health Care Equipment (2.67%)
1,450,000	IDEXX Laboratories, Inc.[1]	60,164,185	52,316,000
65,000	Intuitive Surgical, Inc.[1]	7,976,767	8,254,350

		68,140,952	60,570,350

	Health Care Facilities (2.37%)
1,450,000	Community Health Systems, Inc.[1]	44,168,918	21,141,000
1,650,000	VCA Antech, Inc.[1]	57,173,368	32,802,000

		101,342,286	53,943,000

	Health Care Supplies (1.43%)
1,150,000	DENTSPLY International, Inc.	25,389,865	32,476,000

	Life Sciences Tools & Services (3.35%)
1,025,000	Covance, Inc.[1]	59,353,059	47,180,750
850,000	Thermo Fisher Scientific, Inc.[1]	24,522,276	28,959,500

		83,875,335	76,140,250

Total Health Care		302,883,319	253,398,850

Industrials (21.76%)
	Air Freight & Logistics (5.61%)
1,500,000	C. H. Robinson Worldwide, Inc.	27,854,391	82,545,000
1,350,000	Expeditors International of Washington, Inc.	38,607,965	44,914,500

		66,462,356	127,459,500

	Construction & Engineering (1.35%)
1,550,000	Quanta Services, Inc.[1]	39,711,495	30,690,000

	Diversified Support Services (4.61%)
1,150,000	Copart, Inc.[1]	42,059,264	31,268,500
1,700,000	Iron Mountain, Inc.[1]	30,961,200	42,041,000
1,472,043	Ritchie Bros. Auctioneers, Inc.[2]	36,592,917	31,531,161

		109,613,381	104,840,661

	Electrical Components & Equipment (0.53%)
325,000	SunPower Corp., Cl A1	13,580,589	12,025,000

	Environmental & Facilities Services (3.39%)
1,200,000	Covanta Holding Corp.[1]	27,955,006	26,352,000
975,000	Stericycle, Inc.[1]	28,948,290	50,778,000

		56,903,296	77,130,000

	Human Resource & Employment Services (1.05%)
1,150,000	Robert Half Intl., Inc.	1,202,006	23,943,000

	Research & Consulting Services (1.34%)
1,150,000	Equifax, Inc.	40,315,332	30,498,000

	Security & Alarm Services (0.31%)
425,532	Corrections Corp. of America[1]	1,418	6,961,704

See Notes to Schedule of Investments

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

 DECEMBER 31, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Trading Companies & Distributors (3.57%)
1,350,000	Fastenal Co.	$54,551,049	$47,047,500
925,000	MSC Industrial Direct Co., Inc., Cl A	46,196,573	34,067,750

		100,747,622	81,115,250

Total Industrials		428,537,495	494,663,115

Information Technology (8.47%)
	Application Software (1.95%)
1,000,000	FactSet Research Systems, Inc.	58,594,370	44,240,000

	Electronic Equipment & Instruments (0.44%)
150,000	Mettler-Toledo International, Inc.[1]	10,626,092	10,110,000

	IT Consulting & Other Services (6.08%)
686,000	Equinix, Inc.[1]	56,233,758	36,488,340
2,700,000	Gartner, Inc.[1]	66,668,546	48,141,000
2,750,000	SAIC, Inc.[1]	49,085,927	53,570,000

		171,988,231	138,199,340

Total Information Technology		241,208,693	192,549,340

Materials (1.71%)
	Industrial Gases (0.63%)
365,000	Airgas, Inc.	15,400,546	14,231,350

	Specialty Chemicals (1.08%)
700,000	Ecolab, Inc.	24,283,617	24,605,000

Total Materials		39,684,163	38,836,350

Telecommunication Services (1.22%)
	Wireless Telecommunication Services (1.22%)
250,000	NII Holdings, Inc.[1]	13,230,177	4,545,000
1,425,000	SBA Communications Corp., Cl A1	48,645,366	23,256,000

Total Telecommunication Services		61,875,543	27,801,000

TOTAL COMMON STOCKS		1,878,657,479	2,056,498,405

Shares		Cost	Value
Private Equity Investments (2.65%)
Consumer Discretionary (1.14%)
	Education Services (0.00%)
105,264	Apollo International, Inc. S-A Conv. Pfd.[1,3,5]	$800,006	$0

	Hotels, Resorts & Cruise Lines (1.14%)
5,200,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3	52,000,000	26,000,000

Total Consumer Discretionary		52,800,006	26,000,000

Financials (1.51%)
	Asset Management & Custody Banks (1.51%)
5,600,004	Windy City Investments Holdings LLC[1,3]	31,960,710	34,346,277

TOTAL PRIVATE EQUITY INVESTMENTS		84,760,716	60,346,277

Principal Amount
Short Term Investments (6.68%)
	Short Term Money Market Instruments (6.68%)
$151,762,703	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2008, 0.01% due 01/02/2009; Proceeds at maturity – $151,762,788; (Fully collateralized by U.S. Treasury Note, 1.50% due 12/31/2013; Market value – $159,352,388)	151,762,703	151,762,703

TOTAL INVESTMENTS (99.80%)		$2,115,180,898	2,268,607,385

CASH AND OTHER ASSETS LESS LIABILITIES (0.20%)			4,563,123

NET ASSETS (Equivalent to $35.63 per share based on 63,794,844 shares outstanding)			$2,273,170,508

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2008, the market value of restricted and fair valued securities amounted to $118,937,130 or 5.23% of Net Assets. 2.58% of these securities are deemed liquid. See Note 3.
[4]	Represents securities or a portion thereof, in segregated custodian account.
[5]	An “affiliated” investment may include any company in which the Fund owns 5% or more of its outstanding voting shares. See Note 4.

See Notes to Schedule of Investments

Baron Growth Fund

SCHEDULE OF INVESTMENTS

 DECEMBER 31, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.84%)
Consumer Discretionary (31.82%)
	Advertising (1.09%)
3,525,000	Lamar Advertising Co., Cl A1	$56,266,229	$44,274,000

	Apparel Retail (0.87%)
2,900,000	J. Crew Group, Inc.[1]	93,937,342	35,380,000

	Apparel, Accessories & Luxury Goods (1.32%)
2,250,000	Under Armour, Inc., Cl A1	83,629,789	53,640,000

	Automotive Retail (0.98%)
700,000	CarMax, Inc.[1]	6,835,264	5,516,000
4,473,838	Penske Automotive Group, Inc.[5]	87,470,153	34,359,076

		94,305,417	39,875,076

	Broadcasting (0.66%)
1,236,517	Central European Media Enterprises, Ltd., Cl A1,2	51,696,767	26,857,149

	Casinos & Gaming (2.60%)
2,200,000	Penn National Gaming, Inc.[1]	62,075,888	47,036,000
2,100,000	Scientific Games Corp., Cl A1	44,847,881	36,834,000
537,677	Wynn Resorts, Ltd.[1,3]	5,185,878	21,586,118

		112,109,647	105,456,118

	Distributors (1.57%)
5,450,010	LKQ Corp.[1]	75,949,765	63,547,117

	Education Services (8.90%)
3,675,000	DeVry, Inc.[5]	61,662,338	210,981,750
700,000	Strayer Education, Inc.	57,859,739	150,087,000

		119,522,077	361,068,750

	Home Furnishings (1.65%)
1,558,979	Mohawk Industries, Inc.[1]	49,607,377	66,989,328

	Hotels, Resorts & Cruise Lines (2.22%)
3,000,000	Choice Hotels Intl., Inc.[4]	74,119,736	90,180,000

	Internet Retail (0.48%)
800,000	Blue Nile, Inc.[1,5]	23,190,334	19,592,000

	Leisure Facilities (1.25%)
1,900,000	Vail Resorts, Inc.[1,5]	51,691,238	50,540,000

	Movies & Entertainment (0.95%)
1,250,000	Marvel Entertainment, Inc.[1]	31,934,792	38,437,500

	Publishing (1.87%)
2,138,952	Morningstar, Inc.[1]	62,421,465	75,932,796

	Restaurants (3.26%)
1,450,000	Cheesecake Factory, Inc.[1]	30,185,087	14,645,000
1,500,000	Panera Bread Co., Cl A1	60,936,852	78,360,000
700,000	Peet’s Coffee & Tea, Inc.[1,5]	15,273,680	16,275,000
1,900,000	Sonic Corp.[1]	39,921,242	23,123,000

		146,316,861	132,403,000

	Specialty Stores (2.15%)
5,000,000	Dick’s Sporting Goods, Inc.[1]	86,074,246	70,550,000
700,000	Tiffany & Co.	13,504,094	16,541,000

		99,578,340	87,091,000

Total Consumer Discretionary		1,226,277,176	1,291,263,834

Consumer Staples (4.25%)
	Drug Retail (0.05%)
413,365	China Nepstar Chain Drugstore, Ltd., ADR[2]	5,017,299	2,087,493

	Household Products (2.18%)
1,575,000	Church & Dwight Co., Inc.	58,038,014	88,389,000

	Packaged Foods & Meats (2.02%)
1,400,000	Ralcorp Holdings, Inc.[1]	53,671,573	81,760,000

Total Consumer Staples		116,726,886	172,236,493

Shares		Cost	Value
Common Stocks (continued)
Energy (8.95%)
	Oil & Gas Drilling (0.70%)
1,245,900	Helmerich & Payne, Inc.	$28,308,676	$28,344,225

	Oil & Gas Equipment & Services (4.26%)
500,000	Core Laboratories N.V.[2]	26,536,374	29,930,000
2,000,000	FMC Technologies, Inc.[1]	21,044,749	47,660,000
400,000	IHS, Inc., Cl A1	16,387,387	14,968,000
500,000	PHI, Inc.[1]	13,577,790	7,005,000
1,100,000	SEACOR Holdings, Inc.[1,5]	79,415,883	73,315,000

		156,962,183	172,878,000

	Oil & Gas Exploration & Production (2.83%)
3,022,963	Encore Acquisition Co.[1,5]	50,028,518	77,146,016
487,500	Range Resources Corp.	8,333,342	16,765,125
625,000	Whiting Petroleum Corp.[1]	21,457,029	20,912,500

		79,818,889	114,823,641

	Oil & Gas Storage & Transportation (1.16%)
3,600,000	Southern Union Co.	48,544,865	46,944,000

Total Energy		313,634,613	362,989,866

Financials (10.82%)
	Asset Management & Custody Banks (1.05%)
725,700	Cohen & Steers, Inc.	9,729,945	7,975,443
1,650,000	Eaton Vance Corp.	29,831,360	34,666,500

		39,561,305	42,641,943

	Insurance Brokers (0.31%)
600,000	Brown & Brown, Inc.	9,830,330	12,540,000

	Investment Banking & Brokerage (0.72%)
203,717	FCStone Group, Inc.[1]	3,567,183	902,467
2,000,000	Jefferies Group, Inc.	20,664,579	28,120,000

		24,231,762	29,022,467

	Office REIT’s (0.86%)
136,838	Alexander’s, Inc.[1]	29,189,317	34,880,006

	Real Estate Services (0.43%)
4,000,000	CB Richard Ellis Group, Inc., Cl A1	26,207,648	17,280,000

	Regional Banks (1.11%)
1,000,000	Glacier Bancorp, Inc.	23,757,990	19,020,000
1,000,000	SVB Financial Group[1]	48,379,650	26,230,000

		72,137,640	45,250,000

	Reinsurance (2.76%)
1,600,000	Arch Capital Group, Ltd.[1,2]	49,270,621	112,160,000

	Specialized Finance (2.57%)
3,771,933	MSCI, Inc., Cl A1	82,675,301	66,989,530
2,500,000	RiskMetrics Group, Inc.[1]	52,397,200	37,225,000

		135,072,501	104,214,530

	Specialized REIT’s (1.01%)
1,250,000	Digital Realty Trust, Inc.	44,674,560	41,062,500

Total Financials		430,175,684	439,051,446

Health Care (12.69%)
	Health Care Distributors (0.32%)
700,000	PSS World Medical, Inc.[1]	14,173,841	13,174,000

	Health Care Equipment (3.60%)
2,000,000	Edwards Lifesciences Corp.[1]	59,602,586	109,900,000
1,003,400	IDEXX Laboratories, Inc.[1]	34,611,477	36,202,672

		94,214,063	146,102,672

See Notes to Schedule of Investments

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

 DECEMBER 31, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Facilities (2.90%)
4,000,000	Community Health Systems, Inc.[1]	$81,148,924	$58,320,000
600,000	Skilled Healthcare Group, Inc., Cl A1	9,215,682	5,064,000
1,325,000	Sun Healthcare Group, Inc.[1]	16,562,896	11,726,250
2,150,000	VCA Antech, Inc.[1]	61,193,877	42,742,000

		168,121,379	117,852,250

	Health Care Services (0.76%)
652,258	Chemed Corp.	23,223,267	25,940,301
280,000	IPC The Hospitalist Co., Inc.[1]	5,092,144	4,712,400

		28,315,411	30,652,701

	Health Care Supplies (1.16%)
1,100,000	Gen-Probe, Inc.[1]	45,848,032	47,124,000

	Health Care Technology (0.06%)
226,315	HLTH Corp.[1]	2,461,661	2,367,255

	Life Sciences Tools & Services (1.98%)
1,600,000	Charles River Laboratories Intl., Inc.[1]	45,694,611	41,920,000
833,183	Covance, Inc.[1]	31,284,114	38,351,413

		76,978,725	80,271,413

	Managed Health Care (1.91%)
2,625,000	AMERIGROUP Corp.[1]	45,833,394	77,490,000

Total Health Care		475,946,506	515,034,291

Industrials (12.44%)
	Construction & Engineering (2.65%)
3,500,000	AECOM Technology Corp.[1]	78,998,559	107,555,000

	Construction & Farm Machinery & Heavy Trucks (0.51%)
890,000	American Railcar Industries, Inc.	20,982,446	9,371,700
360,000	Lindsay Corp.	15,614,136	11,444,400

		36,596,582	20,816,100

	Diversified Support Services (3.58%)
2,725,000	Copart, Inc.[1]	69,029,357	74,092,750
3,320,227	Ritchie Bros. Auctioneers, Inc.[2]	76,748,114	71,119,262

		145,777,471	145,212,012

	Environmental & Facilities Services (0.69%)
1,150,000	Tetra Tech, Inc.[1]	25,037,236	27,772,500

	Industrial Machinery (1.04%)
1,900,000	Kennametal, Inc.	46,277,857	42,161,000

	Railroads (1.50%)
2,000,000	Genesee & Wyoming, Inc., Cl A1	32,221,169	61,000,000

	Research & Consulting Services (0.75%)
925,000	CoStar Group, Inc.[1]	39,770,735	30,469,500

	Trading Companies & Distributors (1.27%)
1,400,000	MSC Industrial Direct Co., Inc., Cl A	51,119,008	51,562,000

	Trucking (0.45%)
475,000	Landstar System, Inc.	11,073,375	18,254,250

Total Industrials		466,871,992	504,802,362

Information Technology (6.61%)
	Application Software (1.87%)
700,000	Advent Software, Inc.[1]	26,532,888	13,979,000
1,400,000	FactSet Research Systems, Inc.	71,051,142	61,936,000

		97,584,030	75,915,000

	Electronic Equipment & Instruments (1.00%)
600,000	Mettler-Toledo International, Inc.[1]	42,486,135	40,440,000

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Software & Services (1.12%)
750,000	Bankrate, Inc.[1]	$33,065,131	$28,500,000
656,563	TechTarget, Inc.[1]	8,599,693	2,836,352
601,918	WebMD Health Corp., Cl A1	17,648,860	14,199,246

		59,313,684	45,535,598

	IT Consulting & Other Services (2.62%)
1,029,268	Equinix, Inc.[1]	33,364,684	54,746,765
2,900,000	Gartner, Inc.[1]	53,036,051	51,707,000

		86,400,735	106,453,765

Total Information Technology		285,784,584	268,344,363

Telecommunication Services (0.71%)
	Wireless Telecommunication Services (0.71%)
1,765,015	SBA Communications Corp., Cl A1	7,768,187	28,805,045
Utilities (2.55%)
	Electric Utilities (2.42%)
2,250,000	ITC Holdings Corp.	69,934,399	98,280,000

	Water Utilities (0.13%)
1,235,000	Cascal N.V.[2]	14,415,579	4,964,700

Total Utilities		84,349,978	103,244,700

TOTAL COMMON STOCKS		3,407,535,606	3,685,772,400

Private Equity Investments (1.86%)
Consumer Discretionary (1.58%)
	Casinos & Gaming (0.47%)
14,400,000	FC Co-Investment Partners, L.P.[1,3,5]	37,168,159	18,999,936

	Hotels, Resorts & Cruise Lines (1.11%)
3,166,666	Fontainebleau Resorts, LLC[1,3]	34,999,992	7,916,665
7,400,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3	74,000,000	37,000,000

		108,999,992	44,916,665

Total Consumer Discretionary		146,168,151	63,916,601

Financials (0.28%)
	Asset Management & Custody Banks (0.28%)
1,885,000	Windy City Investments Holdings LLC[1,3]	7,748,686	11,561,195
Industrials (0.00%)
	Marine Ports & Services (0.00%)
36	Island Global Yachting IV L.P.[1,3,6]	3,630,581	0

TOTAL PRIVATE EQUITY INVESTMENTS		157,547,418	75,477,796

Principal Amount
Convertible Bonds (0.66%)
Consumer Discretionary (0.66%)
	Advertising (0.38%)
$20,515,000	Lamar Advertising Co., 2.875% due 12/31/2010	15,546,208	15,360,606

	Automotive Retail (0.06%)
4,100,000	Penske Automotive Group, Inc., 3.50% due 04/01/2026[5]	2,227,225	2,311,375

See Notes to Schedule of Investments

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

 DECEMBER 31, 2008 (UNAUDITED)

Principal Amount		Cost	Value
Convertible Bonds (continued)
Consumer Discretionary (continued)

	Broadcasting (0.22%)
$20,000,000	Central European Media Enterprises, Ltd., 144A, 3.50% due 03/15/2013[2]	$7,887,789	$9,150,000

TOTAL CONVERTIBLE BONDS		25,661,222	26,821,981

Short Term Investments (6.81%)
	Short Term Money Market Instruments (6.81%)
276,387,855	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2008, 0.01% due 01/02/2009; Proceeds at maturity – $276,388,009; (Fully collateralized by U.S. Treasury Bond, 7.25% due 05/15/2016; Market value – $27,004,000 and U.S. Treasury Note, 4.00% due 02/15/2015; Market value – $57,705,000 and U.S. Treasury Note, 4.125% due 05/15/2015; Market value – $172,815,000 and U.S. Treasury Note, 3.875% due 05/15/2018; Market value – $26,236,422 and U.S. Treasury Note, 1.50% due 12/31/2013; Market value – $6,451,088)	276,387,855	276,387,855

TOTAL INVESTMENTS (100.17%)		$3,867,132,101	4,064,460,032

LIABILITIES LESS CASH AND OTHER ASSETS (-0.17%)			(6,870,306)

NET ASSETS (Equivalent to $30.81 per share based on 131,688,403 shares outstanding)			$4,057,589,726

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2008, the market value of restricted and fair valued securities amounted to $97,063,914 or 2.39% of Net Assets. 0.53% of these securities are deemed liquid. See Note 3.
[4]	Represents securities or a portion thereof, in segregated custodian account.
[5]	An “affiliated” investment may include any company in which the Fund owns 5% or more of its outstanding voting shares. See Note 4.
[6]	Investment in partnership units. To date, invested $3,630,581 out of a capital commitment of $5,000,000.
ADR	American Depositary Receipt.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to Policies and Procedures approved by the Board of Trustees, unless otherwise noted. At December 31, 2008, the market value of Rule 144A securities amounted to $9,150,000 or 0.22% of Net Assets.

See Notes to Schedule of Investments

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

 DECEMBER 31, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.24%)
Consumer Discretionary (21.47%)
	Advertising (2.00%)
1,000,000	Lamar Advertising Co., Cl A1	$15,182,827	$12,560,000
2,900,000	National CineMedia, Inc.[5]	67,733,170	29,406,000

		82,915,997	41,966,000

	Apparel Retail (0.96%)
1,654,955	J. Crew Group, Inc.[1]	53,994,835	20,190,451

	Apparel, Accessories & Luxury Goods (2.54%)
1,000,000	Fossil, Inc.[1]	23,411,826	16,700,000
3,750,000	Iconix Brand Group, Inc.[1,5]	62,618,692	36,675,000

		86,030,518	53,375,000

	Casinos & Gaming (3.20%)
2,350,000	Penn National Gaming, Inc.[1]	60,841,363	50,243,000
400,000	Wynn Resorts, Ltd.[1]	827,056	16,904,000

		61,668,419	67,147,000

	Education Services (6.23%)
600,000	American Public Education, Inc.[1]	19,348,177	22,314,000
750,000	Capella Education Co.[1]	29,832,949	44,070,000
300,000	Strayer Education, Inc.	25,970,513	64,323,000

		75,151,639	130,707,000

	Hotels, Resorts & Cruise Lines (2.06%)
1,750,000	Gaylord Entertainment Co.[1]	53,414,894	18,970,000
2,964,000	Great Wolf Resorts, Inc.[1,5]	54,717,005	4,564,560
20,000,000	Mandarin Oriental International, Ltd.[2]	40,047,095	19,700,000

		148,178,994	43,234,560

	Movies & Entertainment (1.47%)
1,000,000	Marvel Entertainment, Inc.[1]	21,085,318	30,750,000

	Restaurants (2.02%)
1,550,000	Cheesecake Factory, Inc.[1]	32,788,221	15,655,000
3,450,000	Texas Roadhouse, Inc., Cl A1	42,761,585	26,737,500

		75,549,806	42,392,500

	Specialty Stores (0.99%)
2,500,000	Ulta Salon, Cosmetics & Fragrance, Inc.[1]	47,386,863	20,700,000

Total Consumer Discretionary		651,962,389	450,462,511

Consumer Staples (1.68%)
	Soft Drinks (1.68%)
457,800	Hansen Natural Corp.[1]	11,718,735	15,350,034
3,500,000	Heckmann Corp.[1]	27,464,082	19,775,000

Total Consumer Staples		39,182,817	35,125,034

Energy (1.37%)
	Oil & Gas Equipment & Services (1.08%)
857,500	PHI, Inc.[1]	24,669,136	12,013,575
1,260,400	Willbros Group, Inc.[1,2]	42,884,230	10,675,588

		67,553,366	22,689,163

	Oil & Gas Exploration & Production (0.29%)
400,000	Linn Energy LLC	13,704,627	5,988,000

Total Energy		81,257,993	28,677,163

Financials (4.97%)
	Real Estate Services (0.92%)
4,500,000	CB Richard Ellis Group, Inc., Cl A1	34,462,412	19,440,000

	Reinsurance (0.67%)
200,000	Arch Capital Group, Ltd.[1,2]	5,515,966	14,020,000

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Specialized Finance (1.42%)
840,000	MSCI, Inc., Cl A1	$17,932,848	$14,918,400
1,000,000	RiskMetrics Group, Inc.[1]	17,515,916	14,890,000

		35,448,764	29,808,400

	Specialized REIT’s (1.96%)
1,250,000	Digital Realty Trust, Inc.	45,156,045	41,062,500

Total Financials		120,583,187	104,330,900

Health Care (13.07%)
	Health Care Equipment (4.85%)
850,000	IDEXX Laboratories, Inc.[1]	28,523,379	30,668,000
175,000	Intuitive Surgical, Inc.[1]	2,537,500	22,223,250
1,325,000	Masimo Corp.[1]	30,033,725	39,524,750
725,000	Natus Medical, Inc.[1]	13,918,256	9,388,750

		75,012,860	101,804,750

	Health Care Facilities (2.13%)
1,500,000	Brookdale Senior Living, Inc.	36,458,920	8,370,000
1,525,000	Emeritus Corp.[1]	46,025,139	15,295,750
2,500,000	Skilled Healthcare Group, Inc., Cl A1	35,797,496	21,100,000

		118,281,555	44,765,750

	Health Care Supplies (4.80%)
575,000	Gen-Probe, Inc.[1]	24,735,876	24,633,000
2,150,000	Immucor, Inc.[1]	20,652,893	57,147,000
1,000,000	Inverness Medical Innovations, Inc.[1]	42,391,327	18,910,000

		87,780,096	100,690,000

	Life Sciences Tools & Services (1.29%)
585,600	Covance, Inc.[1]	21,848,867	26,955,168

Total Health Care		302,923,378	274,215,668

Industrials (26.18%)
	Aerospace & Defense (7.16%)
950,000	AeroVironment, Inc.[1]	21,105,113	34,969,500
1,068,828	HEICO Corp., Cl A	28,957,127	30,953,259
800,000	Stanley, Inc.[1]	11,533,892	28,976,000
1,650,000	TransDigm Group, Inc.[1]	45,583,432	55,390,500

		107,179,564	150,289,259

	Construction & Engineering (2.27%)
1,200,000	AECOM Technology Corp.[1]	29,450,937	36,876,000
1,100,000	Orion Marine Group, Inc.[1,5]	14,920,988	10,626,000

		44,371,925	47,502,000
	Construction & Farm Machinery & Heavy Trucks (0.18%)
96,000	Wabtec Corp.	3,607,435	3,816,000

	Diversified Support Services (2.74%)
1,025,000	Iron Mountain, Inc.[1]	6,953,282	25,348,250
1,500,000	Ritchie Bros. Auctioneers, Inc.[2]	28,073,362	32,130,000

		35,026,644	57,478,250

	Electrical Components & Equipment (1.31%)
900,000	SunPower Corp., Cl B1	19,571,322	27,396,000

	Environmental & Facilities Services (6.25%)
800,000	Clean Harbors, Inc.[1]	43,488,644	50,752,000
2,500,000	Covanta Holding Corp.[1]	38,709,339	54,900,000
2,050,000	EnergySolutions, Inc.	33,444,250	11,582,500
500,000	Team, Inc.[1]	13,000,219	13,850,000

		128,642,452	131,084,500

	Industrial Machinery (4.02%)
1,600,000	Actuant Corp., Cl A	27,418,300	30,432,000
1,500,000	Colfax Corp.[1]	27,293,245	15,585,000
600,000	Kaydon Corp.	28,276,589	20,610,000
800,000	Kennametal, Inc.	25,408,534	17,752,000

		108,396,668	84,379,000

See Notes to Schedule of Investments

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

 DECEMBER 31, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Research & Consulting Services (2.25%)
650,000	Corporate Executive Board Co.	$27,774,515	$14,339,000
575,000	Huron Consulting Group, Inc.[1]	28,785,635	32,930,250

		56,560,150	47,269,250

Total Industrials		503,356,160	549,214,259

Information Technology (12.36%)
	Application Software (1.37%)
600,000	Advent Software, Inc.[1]	16,654,197	11,982,000
1,150,000	Ultimate Software Group, Inc.[1]	28,964,529	16,790,000

		45,618,726	28,772,000

	Data Processing & Outsourced Services (0.18%)
300,000	Broadridge Financial Solutions, Inc.	3,759,729	3,762,000

	Electronic Components (1.42%)
1,624,238	DTS, Inc.[1,5]	33,630,379	29,804,767

	Electronic Equipment & Instruments (3.36%)
1,750,000	FLIR Systems, Inc.[1]	11,668,715	53,690,000
250,006	Mettler-Toledo International, Inc.[1]	17,189,221	16,850,405

		28,857,936	70,540,405

	Internet Software & Services (1.96%)
350,000	Bankrate, Inc.[1]	15,432,277	13,300,000
3,889,402	SkillSoft PLC, ADR[1,2]	29,074,743	27,770,330

		44,507,020	41,070,330

	IT Consulting & Other Services (3.64%)
850,000	Equinix, Inc.[1]	53,715,017	45,211,500
1,750,000	Gartner, Inc.[1]	37,989,927	31,202,500

		91,704,944	76,414,000

	Semiconductor Equipment (0.43%)
2,100,000	Rubicon Technology, Inc.[1,5]	35,039,592	8,946,000

Total Information Technology		283,118,326	259,309,502

Materials (2.44%)
	Construction Materials (1.75%)
2,000,000	Eagle Materials, Inc.	43,268,253	36,820,000

	Specialty Chemicals (0.69%)
1,250,000	Nalco Holding Co.	20,422,914	14,425,000

Total Materials		63,691,167	51,245,000

Telecommunication Services (4.32%)
	Wireless Telecommunication Services (4.32%)
1,500,000	American Tower Corp., Cl A1,4	5,358,834	43,980,000
2,850,000	SBA Communications Corp., Cl A1	28,984,001	46,512,000

Total Telecommunication Services		34,342,835	90,492,000

Unclassified (1.86%)
2,500,000	Liberty Acquisition Holdings Corp.[1]	22,555,000	20,725,000
2,000,000	Trian Acquisition I Corp., Units[1,6]	20,000,000	18,300,000

Total Unclassified		42,555,000	39,025,000

Utilities (0.52%)
	Electric Utilities (0.33%)
160,000	ITC Holdings Corp.	6,658,960	6,988,800

Shares		Cost	Value
Common Stocks (continued)
Utilities (continued)
	Water Utilities (0.19%)
988,149	Cascal N.V.[2]	$12,269,104	$3,972,359

Total Utilities		18,928,064	10,961,159

TOTAL COMMON STOCKS		2,141,901,316	1,893,058,196

Private Equity Investments (0.83%)
Consumer Discretionary (0.83%)
	Hotels, Resorts & Cruise Lines (0.83%)
3,500,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3	35,000,000	17,500,000

Warrants (0.02%)
Consumer Discretionary (0.00%)
	Apparel Retail (0.00%)
100,000	Casual Male Retail Group, Inc. Warrants Exp 07/02/2010[1,3]	49,000	0

Unclassified (0.02%)
1,226,500	Liberty Acquisition Holdings Corp. Warrants Exp 12/12/2013[1]	2,399,034	429,275

TOTAL WARRANTS		2,448,034	429,275

Principal Amount
Short Term Investments (9.54%)
	Short Term Money Market Instruments (9.54%)
$200,050,933	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2008, 0.01% due 01/02/2009; Proceeds at maturity – $200,051,044; (Fully collateralized by U.S. Treasury Note, 3.625% due 05/15/2013; Market value – $15,044,859 and U.S. Treasury Note, 3.125% due 08/31/2013; Market value – $183,922,700 and U.S. Treasury Note, 3.125% due 09/30/2013; Market value – $2,455,038 and U.S. Treasury Note, 1.50% due 12/31/2013; Market value – $8,631,525)	200,050,933	200,050,933

TOTAL INVESTMENTS (100.63%)		$2,379,400,283	2,111,038,404

LIABILITIES LESS CASH AND OTHER ASSETS (-0.63%)			(13,115,586)

NET ASSETS (Equivalent to $14.24 per share based on 147,377,637 shares outstanding)			$2,097,922,818

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2008, the market value of restricted and fair valued securities amounted to $17,500,000 or 0.83% of Net Assets. None of these securities are deemed liquid. See Note 3.
[4]	Represents securities or a portion thereof, in segregated custodian account.
[5]	An “affiliated” investment may include any company in which the Fund owns 5% or more of its outstanding voting shares. See Note 4.
[6]	One unit consists of one common share and one warrant.
ADR	American Depositary Receipt.

See Notes to Schedule of Investments

Baron iOpportunity Fund

SCHEDULE OF INVESTMENTS

 DECEMBER 31, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (87.35%)
Consumer Discretionary (11.11%)
	Advertising (4.55%)
80,000	Lamar Advertising Co., Cl A1	$3,827,376	$1,004,800
355,497	National CineMedia, Inc.	6,067,041	3,604,740

		9,894,417	4,609,540

	Casinos & Gaming (2.25%)
130,000	Scientific Games Corp., Cl A1	3,684,655	2,280,200

	Internet Retail (4.31%)
45,500	Amazon.com, Inc.[1]	2,064,481	2,333,240
35,100	Blue Nile, Inc.[1]	1,510,608	859,599
950,200	drugstore.com, Inc.[1]	2,777,167	1,178,248

		6,352,256	4,371,087

Total Consumer Discretionary		19,931,328	11,260,827

Energy (2.60%)
	Oil & Gas Equipment & Services (2.60%)
70,500	IHS, Inc., Cl A1	3,093,074	2,638,110
Financials (14.92%)
	Investment Banking & Brokerage (2.96%)
186,000	Charles Schwab Corp.	1,855,298	3,007,620

	Specialized Finance (8.66%)
11,137	CME Group, Inc., Cl A	2,215,754	2,317,721
24,800	IntercontinentalExchange, Inc.[1]	2,398,050	2,044,512
159,600	MSCI, Inc., Cl A1	4,253,387	2,834,496
106,000	RiskMetrics Group, Inc.[1]	1,868,366	1,578,340

		10,735,557	8,775,069

	Specialized REIT’s (3.30%)
101,800	Digital Realty Trust, Inc.	3,875,632	3,344,130

Total Financials		16,466,487	15,126,819

Health Care (0.17%)
	Health Care Technology (0.17%)
16,303	HLTH Corp.[1]	136,281	170,529
Industrials (4.61%)
	Diversified Support Services (0.88%)
120,000	EnerNOC, Inc.[1]	890,582	892,800

	Electrical Components & Equipment (2.27%)
75,467	SunPower Corp., Cl B1	2,565,218	2,297,216

	Research & Consulting Services (1.46%)
45,000	CoStar Group, Inc.[1]	1,286,985	1,482,300

Total Industrials		4,742,785	4,672,316

Information Technology (40.13%)
	Application Software (6.55%)
44,000	FactSet Research Systems, Inc.	2,531,472	1,946,560
319,000	Nuance Communications, Inc.[1]	4,348,244	3,304,840
95,000	Ultimate Software Group, Inc.[1]	2,134,412	1,387,000

		9,014,128	6,638,400

	Communications Equipment (4.42%)
64,000	QUALCOMM, Inc.	2,304,479	2,293,120
53,900	Research in Motion, Ltd.[1,2]	1,737,401	2,187,262

		4,041,880	4,480,382

	Computer Hardware (2.44%)
29,000	Apple, Inc.[1]	1,217,516	2,475,150

	Data Processing & Outsourced Services (0.64%)
54,000	CyberSource Corp.[1]	867,153	647,460

	Home Entertainment Software (2.43%)
285,000	Activision Blizzard, Inc.[1]	2,407,219	2,462,400

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Software & Services (14.20%)
109,500	Bankrate, Inc.[1]	$3,422,494	$4,161,000
12,833	Google, Inc., Cl A1	2,028,877	3,948,072
30,000	GSI Commerce, Inc.[1]	253,998	315,600
1,060,000	Move, Inc.[1]	3,201,955	1,696,000
72,500	Omniture, Inc.[1]	1,501,516	771,400
508,880	TechTarget, Inc.[1]	4,107,632	2,198,362
55,000	WebMD Health Corp., Cl A1	1,156,159	1,297,450

		15,672,631	14,387,884

	IT Consulting & Other Services (9.45%)
107,500	Equinix, Inc.[1]	4,552,558	5,717,925
216,500	Gartner, Inc.[1]	4,608,540	3,860,195

		9,161,098	9,578,120

Total Information Technology		42,381,625	40,669,796

Telecommunication Services (13.81%)
	Alternative Carriers (1.17%)
140,000	tw telecom, Inc.[1]	2,043,151	1,185,800

	Wireless Telecommunication Services (12.64%)
157,500	American Tower Corp., Cl A1	2,863,255	4,617,900
208,500	NII Holdings, Inc.[1]	12,283,318	3,790,530
270,000	SBA Communications Corp., Cl A1	5,784,973	4,406,400

		20,931,546	12,814,830

Total Telecommunication Services		22,974,697	14,000,630

TOTAL COMMON STOCKS		109,726,277	88,539,027

Warrants (0.00%)
Information Technology (0.00%)

	Internet Software & Services (0.00%)
200,000	Loudeye Corp. Warrants Exp 12/23/2010[1,3]	0	0

Principal Amount
Short Term Investments (13.00%)
	Short Term Money Market Instruments (13.00%)
$13,180,032	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2008, 0.01% due 01/02/2009; Proceeds at maturity – $13,180,040; (Fully collateralized by U.S. Treasury Note, 3.125% due 09/30/2013; Market value – $13,839,462)	13,180,032	13,180,032

TOTAL INVESTMENTS (100.35%)		$122,906,309	101,719,059

LIABILITIES LESS CASH AND OTHER ASSETS (-0.35%)			(359,439)

NET ASSETS (Equivalent to $7.12 per share based on 14,229,282 shares outstanding)			$101,359,620

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2008, the market value of restricted and fair valued securities amounted to $0 or 0.00% of Net Assets. None of these securities are deemed liquid. See Note 3.

See Notes to Schedule of Investments

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

 DECEMBER 31, 2008 (UNAUDITED)

Shares		Cost	Value
Common Stocks (108.32%)
Consumer Discretionary (29.55%)
	Advertising (1.02%)
30,000	Lamar Advertising Co., Cl A1	$1,089,626	$376,800

	Apparel, Accessories & Luxury Goods (1.73%)
14,000	Polo Ralph Lauren Corp., Cl A	776,750	635,740

	Cable & Satellite (1.85%)
42,000	Comcast Corp., Cl A	951,087	678,300

	Department Stores (2.27%)
23,000	Kohl’s Corp.[1]	1,040,321	832,600

	General Merchandise Stores (4.51%)
48,000	Target Corp.	2,209,551	1,657,440

	Home Furnishings (1.52%)
13,000	Mohawk Industries, Inc.[1]	667,769	558,610

	Home Improvement Retail (4.82%)
77,000	Home Depot, Inc.	2,588,615	1,772,540

	Homebuilding (4.37%)
75,000	Toll Brothers, Inc.[1]	1,498,400	1,607,250

	Restaurants (5.92%)
35,000	McDonald’s Corp.	2,032,951	2,176,650

	Specialty Stores (1.54%)
24,000	Tiffany & Co.	753,999	567,120

Total Consumer Discretionary		13,609,069	10,863,050

Consumer Staples (12.17%)
	Distillers & Vintners (2.01%)
13,000	Diageo plc, ADR[2]	858,647	737,620

	Drug Retail (1.33%)
17,000	CVS Caremark Corp.	395,218	488,580

	Household Products (1.51%)
9,000	Procter & Gamble Co.	489,255	556,380

	Hypermarkets & Super Centers (3.00%)
21,000	Costco Wholesale Corp.	1,114,416	1,102,500

	Packaged Foods & Meats (2.83%)
14,000	Cadbury plc, ADR[2]	586,142	499,380
9,000	Groupe Danone[2]	698,629	540,200

		1,284,771	1,039,580

	Soft Drinks (1.49%)
10,000	PepsiCo, Inc.	594,202	547,700

Total Consumer Staples		4,736,509	4,472,360

Energy (8.57%)
	Oil & Gas Drilling (3.72%)
12,000	Diamond Offshore Drilling, Inc.	907,981	707,280
14,000	Transocean, Ltd.[1,2] (formerly Transocean, Inc.)	1,176,711	661,500

		2,084,692	1,368,780

	Oil & Gas Exploration & Production (4.85%)
11,000	Devon Energy Corp.	1,075,893	722,810
30,000	XTO Energy, Inc.	1,437,718	1,058,100

		2,513,611	1,780,910

Total Energy		4,598,303	3,149,690

Financials (28.37%)
	Asset Management & Custody Banks (1.24%)
22,000	AllianceBernstein Holding L.P.	795,753	457,380

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Consumer Finance (1.77%)
35,000	American Express Co.	$1,791,753	$649,250

	Diversified Banks (5.62%)
70,000	Wells Fargo & Company	2,279,035	2,063,600

	Investment Banking & Brokerage (5.76%)
84,000	Charles Schwab Corp.	877,581	1,358,280
9,000	Goldman Sachs Group, Inc.	1,369,512	759,510

		2,247,093	2,117,790

	Other Diversified Financial Services (4.03%)
47,000	JPMorgan Chase & Co.	1,698,445	1,481,910

	Property & Casualty Insurance (6.15%)
19,000	ACE, Ltd.[2]	985,244	1,005,480
13	Berkshire Hathaway, Inc., Cl A1	1,305,200	1,255,800

		2,290,444	2,261,280

	Reinsurance (2.67%)
14,000	Arch Capital Group, Ltd.[1,2]	975,112	981,400

	Specialized Finance (1.13%)
2,000	CME Group, Inc., Cl A	397,245	416,220

Total Financials		12,474,880	10,428,830

Health Care (1.95%)
	Life Sciences Tools & Services (1.95%)
21,000	Thermo Fisher Scientific, Inc.[1]	1,189,196	715,470
Industrials (5.97%)
	Air Freight & Logistics (2.27%)
13,000	FedEx Corp.	1,396,108	833,950

	Trading Companies & Distributors (3.70%)
39,000	Fastenal Co.	1,486,059	1,359,150

Total Industrials		2,882,167	2,193,100

Information Technology (14.24%)
	Communications Equipment (3.41%)
35,000	QUALCOMM, Inc.	1,656,530	1,254,050

	Computer Hardware (2.09%)
9,000	Apple, Inc.[1]	503,090	768,150

	Internet Software & Services (3.43%)
4,100	Google, Inc., Cl A1	848,229	1,261,365

	IT Consulting & Other Services (2.61%)
18,000	Equinix, Inc.[1]	1,425,726	957,420

	Systems Software (2.70%)
51,000	Microsoft Corp.	1,130,493	991,440

Total Information Technology		5,564,068	5,232,425

Materials (1.24%)
	Specialty Chemicals (1.24%)
13,000	Ecolab, Inc.	566,800	456,950
Telecommunication Services (6.26%)
	Wireless Telecommunication Services (6.26%)
26,000	America Movil S.A.B. de C.V., Series L ADR[2]	1,274,406	805,740
51,000	American Tower Corp., Cl A1	911,741	1,495,320

Total Telecommunication Services		2,186,147	2,301,060

TOTAL COMMON STOCKS		47,807,139	39,812,935

See Notes to Schedule of Investments

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2008 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (3.52%)
	Short Term Money Market Instruments (3.52%)
$1,293,303	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2008, 0.01% due 01/02/2009; Proceeds at maturity – $1,293,303; (Fully collateralized by U.S. Treasury Note, 3.875% due 05/15/2018; Market value – $1,360,025)	$1,293,303	$1,293,303

TOTAL INVESTMENTS (111.84%)		$49,100,442	41,106,238

LIABILITIES LESS CASH AND OTHER ASSETS (-11.84%)			(4,352,113)

NET ASSETS (Equivalent to $7.15 per share based on 5,140,239 shares outstanding)			$36,754,125

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
ADR	American Depositary Receipt.

See Notes to Schedule of Investments

Notes to Schedules of Investments (Unaudited)

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a “Fund” and collectively the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

1. Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued based on the last sale price reported by local foreign markets and translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser’s judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees. The Adviser has a Fair Valuation Committee comprised of senior executives. The Committee reports to the Board every quarter. Factors the Fair Valuation Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

2. Cost of Investments for Income Tax Purposes.

As of December 31, 2008, the components of net assets on a tax basis were substantially as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron iOpportunity Fund	Baron Fifth Avenue Growth Fund
Cost of investments	$2,115,180,898	$3,867,132,101	$2,379,400,283	$122,906,309	$49,100,442

Unrealized appreciation	$627,443,689	$783,764,682	$377,338,405	$9,298,111	$2,201,009
Unrealized depreciation	(474,017,202)	(586,436,751)	(645,700,284)	(30,485,361)	(10,195,213)

Net unrealized appreciation/(depreciation)	$153,426,487	$197,327,931	$(268,361,879)	$(21,187,250)	$(7,994,204)

3. Restricted Securities.

At December 31, 2008, investments in securities included securities that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to Policies and Procedures for fair value pricing approved by the Board of Trustees. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2008, the Funds held investments in restricted and illiquid securities that were valued pursuant to Policies and Procedures for fair value pricing as follows:

Baron Asset Fund Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Wynn Resorts, Ltd.	04/17/01	$58,590,853

Private Equity Investments
Apollo International, Inc. S-A Conv. Pfd.	07/21/99-10/03/02	0
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	26,000,000
Windy City Investments Holdings LLC	11/13/07	34,346,277

Total Restricted Securities: (Cost $98,836,714) (5.23% of Net Assets)		$118,937,130

Baron Growth Fund Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Wynn Resorts, Ltd.	04/22/02	$21,586,118

Private Equity Investments
FC Co-Investment Partners, L.P.	11/07/07	18,999,936
Fontainebleau Resorts, LLC	10/05/05-06/01/07	7,916,665
Island Global Yachting IV L.P.	6/22/07-09/12/08	0
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	37,000,000
Windy City Investments Holdings LLC	11/13/07	11,561,195

Total Restricted Securities: (Cost $162,733,296) (2.39% of Net Assets)		$97,063,914

Baron Small Cap Fund Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	$17,500,000

Warrants
Casual Male Retail Group, Inc.
Warrants Exp 07/02/2010	07/03/03	0

Total Restricted Securities: (Cost $35,049,000) (0.83% of Net Assets)		$17,500,000

Baron iOpportunity Fund Name of Issuer	Acquisition Date(s)	Value
Warrants
Loudeye Corp.
Warrants Exp 12/23/2010	12/22/04	$0

Total Restricted Securities: (Cost $0) (0.00% of Net Assets)		$0

4. Transactions in “Affiliated” Companies1

Baron Asset Fund

Name of Issuer	Balance of Shares Held on September 30, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on December 31, 2008	Value December 31, 2008
Alexander’s, Inc.[2]	275,978	—	47,978	228,000	$—
Apollo International, Inc. S-A CV Pfd.	105,264	—	—	105,264	—
Vail Resorts, Inc.	3,000,000	—	—	3,000,000	79,800,000

Total investments in “affiliates” (3.51% of Net Assets)					$79,800,000

Baron Growth Fund

Name of Issuer	Balance of Shares/Principal Held on September 30, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares/Principal Held on December 31, 2008	Value December 31, 2008
Blue Nile, Inc.	800,000	—	—	800,000	$19,592,000
Chemed Corp.[2]	1,400,000	—	747,742	652,258	—
DeVry, Inc.	3,675,000	—	—	3,675,000	210,981,750
Encore Acquisition Co.	3,100,000	—	77,037	3,022,963	77,146,016
FC Co-Investment Partners, L.P.	14,400,000	—	—	14,400,000	18,999,936
Peet’s Coffee & Tea, Inc.	700,000	—	—	700,000	16,275,000
Penske Automotive Group, Inc.	4,255,218	700,000	481,380	4,473,838	34,359,076
Penske Automotive Group, Inc., 3.50% due 04/01/2026	—	4,100,000	—	4,100,000	2,311,375
Ralcorp Holdings, Inc.[2]	1,400,000	—	—	1,400,000	—
SEACOR Holdings, Inc.	1,100,000	—	—	1,100,000	73,315,000
SVB Financial Group[2]	1,700,000	—	700,000	1,000,000	—
Vail Resorts, Inc.	1,900,000	—	—	1,900,000	50,540,000

Total investments in “affiliates” (12.41% of Net Assets)					$503,520,153

Baron Small Cap Fund

Name of Issuer	Balance of Shares Held on September 30, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on December 31, 2008	Value December 31, 2008
AeroVironment, Inc.[2]	1,500,000	—	550,000	950,000	$—
Capella Education Co.[2]	850,000	—	100,000	750,000	—
Casual Male Retail Group, Inc.	2,322,053	—	2,322,053	—	—
Casual Male Retail Group, Inc., Warrants Exp 07/02/2010[2]	100,000	—	—	100,000	—
Design Within Reach, Inc.	875,000	—	875,000	—	—
DTS, Inc.	1,575,000	49,238	—	1,624,238	29,804,767
Great Wolf Resorts, Inc.	2,964,000	—	—	2,964,000	4,564,560
Iconix Brand Group, Inc.	3,750,000	—	—	3,750,000	36,675,000
National CineMedia, Inc.	2,900,000	—	—	2,900,000	29,406,000
Orion Marine Group, Inc.	1,062,500	37,500	—	1,100,000	10,626,000
Rubicon Technology, Inc.	2,100,000	—	—	2,100,000	8,946,000
Smart Balance, Inc.	3,500,000	—	3,500,000	—	—
Stanley, Inc.[2]	1,143,500	—	343,500	800,000	—

Total investments in “affiliates” (5.72% of Net Assets)					$120,022,327

[1]

An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2008.

[2]	As of December 31, 2008, no longer an affiliate.

5. Fair Value Measurements.

Effective October 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,056,498,405	$0	$3,685,772,400	$0	$1,893,487,471	$0
Level 2—Other Significant Observable Inputs	151,762,703	0	303,209,836	0	200,050,933	0
Level 3—Significant Unobservable Inputs	60,346,277	0	75,477,796	0	17,500,000	0

Total	$2,268,607,385	$0	$4,064,460,032	$0	$2,111,038,404	$0

	Baron iOpportunity Fund		Baron Fifth Avenue Growth Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$88,539,027	$0	$39,812,935	$0
Level 2—Other Significant Observable Inputs	13,180,032	0	1,293,303	0
Level 3—Significant Unobservable Inputs	0	0	0	0

Total	$101,719,059	$0	$41,106,238	$0

*Other financial instruments would include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund			Baron Growth Fund			Baron Small Cap Fund
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 09/30/08	$97,607,385	$0		$227,498,579	$0		$38,500,000	$0
Accrued discounts/premiums	0	0		0	0		0	0
Realized gain/loss and change in unrealized appreciation/(depreciation)	(37,261,108)	0	*	(152,020,783)	0	*	(21,000,000)	0	*
Net purchases/sales	0	0		0	0		0	0
Net transfers in and/or out of Level 3	0	0		0	0		0	0

Balance as of 12/31/08	$60,346,277	$0		$75,477,796	$0		$17,500,000	$0

Net change in unrealized appreciation/(depreciation) from investments still held as of 12/31/08	$(37,261,108)	$0		$(152,020,783)	$0		$(21,000,000)	$0

	Baron iOpportunity Fund			Baron Fifth Avenue Growth Fund
	Investments in Securities	Other Financial Instruments		Investments in Securities	Other Financial Instruments
Balance as of 09/30/08	$0	$0		$0	$0
Accrued discounts/premiums	0	0		0	0
Realized gain/loss and change in unrealized appreciation/(depreciation)	0	0	*	0	0	*
Net purchases/sales	0	0		0	0
Net transfers in and/or out of Level 3	0	0		0	0

Balance as of 12/31/08	$0	$0		$0	$0

Net change in unrealized appreciation/(depreciation) from investments still held as of 12/31/08	$0	$0		$0	$0

*The realized gain/loss earned during the period ended December 31, 2008 for other financial instruments for all funds was $0.

6. New Accounting Pronouncements. In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact and adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

In September 2008, FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management is currently evaluating the impact of this new requirement.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	February 19, 2009

I, Ronald Baron, certify that:

1.	I have reviewed this report on Form N-Q of Baron Investment Funds Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within in those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 19, 2009

/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

I, Peggy Wong, certify that:

1.	I have reviewed this report on Form N-Q of Baron Investment Funds Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within in those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 19, 2009

/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer